Prepayments On Flight Equipment (Summary Of Movements In Prepayments On Flight Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepayments On Flight Equipment [Abstract]
Net book value at beginning of period	$ 95,619	$ 199,417	$ 527,666
Prepayments made	33,508	43,313	132,706
Interest capitalized during the period	2,616	4,439	7,978
Prepayments and capitalized interest applied against the purchase of flight equipment	(78,149)	(151,550)	(468,933)
Net book value at end of period	$ 53,594	$ 95,619	$ 199,417